Employee Benefit Plans - Components of Net Periodic Pension Cost (Details) - Pension Plans [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Service costs	$ 0.4	$ 0.4	$ 0.4
Interest cost	0.7	0.7	0.8
Expected return on plan assets	(0.3)	(0.2)	(0.3)
Amortization of unrecognized losses	0.5	0.6	0.2
Pension expense	$ 1.3	$ 1.5	$ 1.1